Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity is critical to our e-commerce platform and many of our operating activities, which are subject to security threats and increasingly sophisticated cyber-attacks. As a result, we have policies and processes in place to assess, identify, and manage the strategic and operational IT-related risks as an integrated part of our overall risk management system. These risks include the risk of cyber-attacks on IT infrastructure and intellectual property, as well as on cybersecurity for our online platform. The Company has adopted Incident Response Plan Policy to managing material risks from cybersecurity threats and established a Cybersecurity Committee (“Committee”) led by our Chairman and CEO to manage the cybersecurity risks. The Committee consists of six persons, including two operation & maintenance engineers, two software engineers, our chief information officer and our chief executive officer. When the Company uses a third-party service provider and shares sensitive data such service provider, it requires them to comply with confidentiality requirements in the agreements which include that the service provider is responsible for safeguard and the security of the sensitive data and information. As of date of this report, there has been no previous cybersecurity incidents that have materially affected the Company yet. Mr. Haiting Li, Chairman of the Board and Chief Executive Officer of the Company is responsible for the oversight of risks from cybersecurity threats on behalf of the Board. Mr. Yulong Ji, Chief Information Officer (“CIO”) of our operating VIE report to Mr. Haiting Li for cybersecurity risks and incidents. Mr. Yulong Ji has served as the Chief Information Officer of Shanghai Juhao since March 2021, and he was the project manager of the Operation Control Department of Information Center for a domestic airline company in China from September 2019 to March 2021. Mr. Ji was the senior project manager for Business Unit of Traffic for Hengtuo Opensource Information Technology Co., Ltd. from July 2017 to September 2019 and was the senior project manager for Business Unit of Traffic for Pactera Technology International Ltd. Mr. Ji received his junior college degree with a major of computer information management from Jiangyin Polytechnic College in July 2009. Mr. Ji received his bachelor’s degree with a major of software engineering from University of Electronic Science and Technology in China in January 2020.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of date of this report, there has been no previous cybersecurity incidents that have materially affected the Company yet.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board and Chief Executive Officer of the Company is responsible for the oversight of risks from cybersecurity threats on behalf of the Board
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true